Related-Party Transactions - Summary of transactions with key management personnel (Details) - Executive and corporate officers - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related-Party Transactions
Short-term benefits	€ 1,897	€ 1,517	€ 1,669
Post-employment benefits	(14)	92	77
Share-based payment	1,077	907	259
Net total	€ 2,960	€ 2,516	€ 2,005